Business Combinations - Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Aug. 01, 2018	Dec. 31, 2017
Business Combination Segment Allocation [Line Items]
Goodwill	$ 732,075	$ 732,540		$ 20,744
Strayer University
Business Combination Segment Allocation [Line Items]
Goodwill	337,381	337,381		$ 20,744
Capella University
Business Combination Segment Allocation [Line Items]
Goodwill	$ 394,694	$ 395,159
Capella Merger
Business Combination Segment Allocation [Line Items]
Goodwill			$ 725,275
Capella Merger | Strayer University
Business Combination Segment Allocation [Line Items]
Goodwill			330,600
Capella Merger | Capella University
Business Combination Segment Allocation [Line Items]
Goodwill			$ 394,700